General company information	6 Months Ended
Jun. 30, 2023
General company information
General company information

1 General company information

Centogene N.V. (the “Company” and, together with its subsidiaries, the “Group”) focus on providing data-driven answers to patients, physicians, and pharmaceutical companies for rare and neurodegenerative diseases. By integrating multiomic technologies with the CENTOGENE Biodatabank, the Group is able to provide dimensional analysis to guide the next generation of precision medicine. The Group´s unique approach enables rapid and reliable diagnosis for patients, supports a more precise physician understanding of disease states, and accelerates and de-risks targeted pharmaceutical drug discovery, development, and commercialization.

Centogene N.V. is a public company with limited liability incorporated in the Netherlands, with registered office located at Am Strande 7 in 18055 Rostock, Germany and Dutch trade register number 72822872.

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Company received €15.0 million as consideration for the issuance by the Company of an aggregate of 4,479,088 common shares at a price per share of USD 3.73.